SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Apr. 22, 2014
Stock options
Share-based compensation
Share-based compensation expenses recognized		$ 2,617	$ 2,786
Exercise price (in dollars per share)		$ 7.81	$ 7.68	$ 8.17
Number of share options
Outstanding at the beginning of the period (in shares)	3,014,086	3,014,086	3,478,713
Granted (in shares)			110,000
Exercised (in shares)		(277,343)	(349,147)
Expired (in shares)		(1,520)	(34,157)
Forfeited (in shares)		(37,158)	(109,521)
Outstanding at the end of the period (in shares)		2,698,065	3,095,888	3,478,713
Exercisable at the end of the period (in shares)		2,383,196
Expected to vest (in shares)		224,135
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 7.72	$ 7.72	$ 8.17
Granted (in dollars per share)			$ 7.76
Exercised (in dollars per share)		$ 6.80	$ 5.29
Expired (in dollars per share)		$ 7.91	$ 10.67
Forfeited (in dollars per share)		$ 7.70	$ 10.26
Outstanding at the end of the period (in dollars per share)		$ 7.81	$ 7.68	$ 8.17
Exercisable at the end of the period (in dollars per share)		$ 7.80
Expected to vest (in dollars per share)		$ 7.76
Weighted average remaining contractual life
Outstanding at the beginning of the period	7 years 8 months 12 days	6 years 8 months 12 days	7 years 10 months 24 days	7 years 10 months 24 days
Granted			9 years 9 months 18 days
Exercised		6 years 4 months 24 days	6 years 8 months 12 days
Expired		6 years 10 months 24 days	8 years 4 months 24 days
Forfeited		6 years 9 months 18 days	8 years 3 months 18 days
Outstanding at the end of the period	7 years 8 months 12 days	6 years 8 months 12 days	7 years 10 months 24 days	7 years 10 months 24 days
Exercisable at the end of the period		6 years 7 months 6 days
Expected to vest		7 years 4 months 24 days
Aggregate intrinsic value
Outstanding at the beginning of the period	11,349	11,349	7,188
Outstanding at the end of the period		11,357	9,017	7,188
Exercisable at the end of the period		9,947
Expected to vest		955
Additional disclosures
Share-based compensation expenses recognized		2,617	2,786
Unrecognized compensation expenses		1,644
Weighted-average period over which expense is expected to be recognized		4 months 24 days
2010 Plan | Restricted Shares | Officer
Share-based compensation
Vested		(500)			100
Vested and expected to vest		1,750,000
Remaining Options to vest					1,747,700
Share-based compensation expenses recognized		4,572	0
Share based compensation expenses related to non vested shares		17,373
Term of option					10 years
Number of share options
Granted (in shares)		1,750,000			1,750,000
Outstanding at the end of the period (in shares)		1,749,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Average grant date value		$ 12.54
Weighted average remaining contractual life
Expected to vest		1 year 6 months 29 days
Additional disclosures
Share-based compensation expenses recognized		$ 4,572	$ 0
Contract life					10 years
Estimated forfeiture rate					0
2010 Plan | Restricted Shares | Officer | Minimum
Share-based compensation
Vesting period					23 months
2010 Plan | Restricted Shares | Officer | Maximum
Share-based compensation
Vesting period					24 months